Components of Net Interest Income (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Interest Income
Loans and Leases	$ 743.1	$ 828.6	$ 938.7
Securities - Taxable	237.2	250.6	223.6
- Non-Taxable	11.6	17.7	25.0
Interest-Bearing Deposits with Banks	142.1	176.4	192.8
Federal Reserve Deposits and Other	21.5	14.4	28.5
Total Interest Income	1,155.5	1,287.7	1,408.6
Interest Expense
Deposits	103.3	156.7	230.0
Federal Funds Purchased	1.5	1.2	1.9
Securities Sold under Agreements to Repurchase	0.4	0.4	0.7
Other Borrowings	3.3	4.0	5.5
Senior Notes	74.4	72.0	64.4
Long-Term Debt	37.1	60.3	94.6
Floating Rate Capital Debt	2.4	2.8	2.4
Total Interest Expense	222.4	297.4	399.5
Net Interest Income	$ 933.1	$ 990.3	$ 1,009.1